Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sale of securities available-for-sale	$ 35,377,000	$ 952,000	$ 0
Realized gross gain (loss) from sale of investment	(33,000)	47,000
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total number of securities	13	14
Number of securities in loss position	3	3
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total number of securities	9	9
Number of securities in loss position	1	4
Mutual Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities in loss position		1
Securities Pledged [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities carrying value	$ 34,633,000	$ 35,206,000